PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment		¥ 71,236,365			¥ 210,618,873
Less: Accumulated depreciation		(30,251,191)			(59,727,529)
Property, Plant and equipment, net		40,985,174		$ 21,674,185	150,891,344
Depreciation expenses	¥ 29,501,123	16,808,987	¥ 9,049,769
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		22,615,657			47,307,840
Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment		36,630,720			76,258,884
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		9,071,471			16,909,504
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment		2,116,266			4,081,766
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment		¥ 802,251			1,173,634
Building and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment					¥ 64,887,245